Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.27%
Aerospace & Defense–2.92%
BWX Technologies, Inc.	224,364	$16,822,813
Curtiss-Wright Corp.	137,563	26,911,449
		43,734,262
Air Freight & Logistics–1.32%
Hub Group, Inc., Class A(b)	251,960	19,788,938
Aluminum–1.62%
Century Aluminum Co.(b)(c)	1,097,533	7,891,262
Kaiser Aluminum Corp.	218,028	16,408,788
		24,300,050
Application Software–3.07%
Consensus Cloud Solutions, Inc.(b)(c)	88,319	2,223,872
Envestnet, Inc.(b)(c)	249,172	10,971,043
HashiCorp, Inc., Class A(b)(c)	542,380	12,382,535
Sprout Social, Inc., Class A(b)(c)	410,421	20,471,800
		46,049,250
Asset Management & Custody Banks–1.28%
Federated Hermes, Inc., Class B	566,234	19,178,346
Automotive Parts & Equipment–2.41%
Dorman Products, Inc.(b)	225,070	17,051,303
Visteon Corp.(b)	138,373	19,105,160
		36,156,463
Automotive Retail–2.68%
AutoNation, Inc.(b)(c)	207,013	31,341,768
Murphy USA, Inc.(c)	25,778	8,809,116
		40,150,884
Biotechnology–2.84%
ADMA Biologics, Inc.(b)(c)	2,638,595	9,446,170
Ascendis Pharma A/S, ADR (Denmark)(b)	125,047	11,709,401
Bridgebio Pharma, Inc.(b)(c)	336,162	8,864,592
Immunovant, Inc.(b)	108,033	4,147,387
Twist Bioscience Corp.(b)(c)	416,862	8,445,624
		42,613,174
Building Products–1.48%
Zurn Elkay Water Solutions Corp.	789,493	22,121,594
Casinos & Gaming–0.94%
Boyd Gaming Corp.(c)	231,644	14,090,905
Commercial & Residential Mortgage Finance–0.99%
PennyMac Financial Services, Inc.	223,480	14,883,768
Construction & Engineering–1.12%
Valmont Industries, Inc.	69,922	16,795,964
Construction Machinery & Heavy Transportation Equipment– 1.54%
Allison Transmission Holdings, Inc.	391,509	23,122,522
Construction Materials–1.79%
Summit Materials, Inc., Class A(b)	858,973	26,748,419
Shares		Value
Consumer Staples Merchandise Retail–1.16%
BJ’s Wholesale Club Holdings, Inc.(b)	243,437	$17,374,099
Diversified Banks–0.49%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	272,581	7,381,493
Electric Utilities–0.98%
Portland General Electric Co.	363,649	14,720,511
Electrical Components & Equipment–2.88%
Atkore, Inc.(b)(c)	214,993	32,074,806
Regal Rexnord Corp.	77,075	11,012,476
		43,087,282
Electronic Components–2.38%
Belden, Inc.	190,801	18,421,837
Vishay Intertechnology, Inc.(c)	694,471	17,167,323
		35,589,160
Electronic Equipment & Instruments–0.98%
Itron, Inc.(b)(c)	242,410	14,685,198
Environmental & Facilities Services–1.79%
ABM Industries, Inc.	242,047	9,684,301
Casella Waste Systems, Inc., Class A(b)	225,188	17,181,844
		26,866,145
Footwear–0.85%
Steven Madden Ltd.(c)	398,501	12,660,377
Health Care Equipment–1.75%
AtriCure, Inc.(b)	381,724	16,719,511
TransMedics Group, Inc.(b)(c)	174,809	9,570,793
		26,290,304
Health Care Facilities–4.27%
Acadia Healthcare Co., Inc.(b)	398,204	27,997,723
Encompass Health Corp.	226,638	15,221,008
Tenet Healthcare Corp.(b)	315,392	20,781,179
		63,999,910
Health Care Services–1.88%
Addus HomeCare Corp.(b)	172,303	14,678,493
Guardant Health, Inc.(b)	457,086	13,548,029
		28,226,522
Health Care Technology–0.84%
Evolent Health, Inc., Class A(b)(c)	464,059	12,636,327
Home Furnishings–0.74%
Tempur Sealy International, Inc.	255,965	11,093,523
Homebuilding–2.89%
KB Home(c)	332,034	15,366,534
TopBuild Corp.(b)	110,762	27,867,719
		43,234,253
Hotel & Resort REITs–1.32%
DiamondRock Hospitality Co.	2,459,224	19,747,569

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–3.80%
ASGN, Inc.(b)	251,939	$20,578,378
Korn Ferry	343,689	16,304,606
Paycor HCM, Inc.(b)(c)	880,280	20,096,792
		56,979,776
Industrial Machinery & Supplies & Components–2.77%
EnPro Industries, Inc.(c)	227,294	27,545,760
Esab Corp.	198,185	13,916,551
		41,462,311
Interactive Media & Services–1.19%
Ziff Davis, Inc.(b)(c)	280,246	17,848,868
Investment Banking & Brokerage–1.53%
Stifel Financial Corp.	373,517	22,948,884
IT Consulting & Other Services–1.02%
Endava PLC, ADR (United Kingdom)(b)(c)	266,632	15,291,345
Leisure Products–0.43%
Topgolf Callaway Brands Corp.(b)(c)	468,989	6,490,808
Life Sciences Tools & Services–1.46%
10X Genomics, Inc., Class A(b)(c)	177,954	7,340,602
BioLife Solutions, Inc.(b)(c)	487,369	6,730,566
CryoPort, Inc.(b)(c)	574,681	7,878,877
		21,950,045
Metal, Glass & Plastic Containers–1.08%
Silgan Holdings, Inc.	375,126	16,171,682
Oil & Gas Drilling–1.38%
Helmerich & Payne, Inc.(c)	491,171	20,707,769
Oil & Gas Equipment & Services–0.79%
NOV, Inc.	563,144	11,769,710
Oil & Gas Exploration & Production–2.67%
Chesapeake Energy Corp.(c)	187,257	16,147,171
CNX Resources Corp.(b)(c)	1,055,523	23,833,709
		39,980,880
Oil & Gas Storage & Transportation–1.39%
Equitrans Midstream Corp.	2,220,822	20,809,102
Other Specialized REITs–2.07%
Four Corners Property Trust, Inc.	806,230	17,890,244
Outfront Media, Inc.(c)	1,293,384	13,063,178
		30,953,422
Personal Care Products–1.76%
BellRing Brands, Inc.(b)	641,196	26,436,511
Pharmaceuticals–2.36%
Collegium Pharmaceutical, Inc.(b)(c)	492,171	11,000,022
Intra-Cellular Therapies, Inc.(b)(c)	253,919	13,226,641
Revance Therapeutics, Inc.(b)(c)	718,510	8,241,309
Structure Therapeutics, Inc., ADR(b)	58,476	2,948,360
		35,416,332
Property & Casualty Insurance–1.22%
Definity Financial Corp. (Canada)	663,734	18,325,069
Real Estate Operating Companies–1.16%
DigitalBridge Group, Inc.	987,233	17,355,556
Shares		Value
Regional Banks–5.94%
Berkshire Hills Bancorp, Inc.	485,988	$9,744,059
Cathay General Bancorp(c)	403,805	14,036,262
Columbia Banking System, Inc.	492,424	9,996,207
OceanFirst Financial Corp.	576,666	8,344,357
Pacific Premier Bancorp, Inc.	600,405	13,064,813
Webster Financial Corp.(c)	320,952	12,937,575
Wintrust Financial Corp.	167,414	12,639,757
WSFS Financial Corp.	224,568	8,196,732
		88,959,762
Research & Consulting Services–2.23%
CACI International, Inc., Class A(b)	61,444	19,289,115
KBR, Inc.	240,934	14,200,650
		33,489,765
Restaurants–1.53%
Papa John’s International, Inc.(c)	126,869	8,655,003
Texas Roadhouse, Inc.	148,271	14,248,843
		22,903,846
Semiconductor Materials & Equipment–0.86%
MKS Instruments, Inc.	149,385	12,927,778
Semiconductors–3.09%
Allegro MicroSystems, Inc. (Japan)(b)	415,225	13,262,287
MACOM Technology Solutions Holdings, Inc.(b)(c)	284,617	23,219,055
Silicon Laboratories, Inc.(b)	84,888	9,837,670
		46,319,012
Soft Drinks & Non-alcoholic Beverages–0.82%
Coca-Cola Consolidated, Inc.	19,232	12,237,706
Steel–0.85%
Commercial Metals Co.	258,105	12,752,968
Systems Software–2.01%
Gitlab, Inc., Class A(b)	370,813	16,768,164
Progress Software Corp.	254,430	13,377,929
		30,146,093
Transaction & Payment Processing Services–0.66%
Marqeta, Inc., Class A(b)	1,661,179	9,933,850
Total Common Stocks & Other Equity Interests (Cost $1,176,823,765)		1,457,896,062
Money Market Funds–3.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	18,200,275	18,200,275
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	11,758,660	11,761,011
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	20,800,314	20,800,314
Total Money Market Funds (Cost $50,761,024)		50,761,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.66% (Cost $1,227,584,789)		1,508,657,662
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.81%
Invesco Private Government Fund, 5.30%(d)(e)(f)	53,738,295	$53,738,295
Invesco Private Prime Fund, 5.51%(d)(e)(f)	138,184,185	138,184,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,930,022)		191,922,480
TOTAL INVESTMENTS IN SECURITIES–113.47% (Cost $1,419,514,811)		1,700,580,142
OTHER ASSETS LESS LIABILITIES—(13.47)%		(201,843,717)
NET ASSETS–100.00%		$1,498,736,425
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,219,757	$127,290,126	$(115,309,608)	$-	$-	$18,200,275	$373,292
Invesco Liquid Assets Portfolio, Institutional Class	3,205,039	90,921,518	(82,364,006)	(827)	(713)	11,761,011	225,924
Invesco Treasury Portfolio, Institutional Class	7,108,293	145,474,429	(131,782,408)	-	-	20,800,314	425,933
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,136,710	350,722,744	(360,121,159)	-	-	53,738,295	1,716,113*
Invesco Private Prime Fund	162,351,537	675,067,887	(699,213,508)	(25,783)	4,052	138,184,185	4,629,583*
Total	$242,021,336	$1,389,476,704	$(1,388,790,689)	$(26,610)	$3,339	$242,684,080	$7,370,845

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,457,896,062	$—	$—	$1,457,896,062
Money Market Funds	50,761,600	191,922,480	—	242,684,080
Total Investments	$1,508,657,662	$191,922,480	$—	$1,700,580,142
Invesco Main Street Small Cap Fund®